Operating Revenues from Products and Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating revenues:
Total operating revenues	¥ 4,383,397	¥ 4,461,203	¥ 4,470,122
Total Segments
Operating revenues:
Telecommunications business	2,747,155	2,963,980	3,176,931
Mobile communications services	2,736,649	2,955,788	3,168,478
Optical-fiber broadband service and other telecommunications service	10,506	8,192	8,453
Equipment sales	904,089	872,000	758,093
Other operating revenues	732,153	625,223	535,098
Total operating revenues	4,383,397	4,461,203	4,470,122
Total Segments | Voice Revenues
Operating revenues:
Technology services revenues	883,844	1,065,196	1,274,584
Total Segments | Packet communications revenues
Operating revenues:
Technology services revenues	¥ 1,852,805	¥ 1,890,592	¥ 1,893,894